Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unusual Or Infrequent Item1 [Line Items]
Expenses From Supply Chain Reconfiguration, Restructuring Activities	€ 0.0	€ 0.0	€ (12.5)
Findus Group integration costs	2.2	0.0	0.0
Findus Switzerland integration costs	8.2	6.2	0.3
Brexit costs	0.0	5.3	1.6
Business Transformation Program	37.0	18.8	2.3
Information Technology Transformation Program	4.4	4.2	0.0
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	0.0	0.0	4.0
Factory Optimization	3.5	4.9	10.0
Settlement of legacy matters	(28.9)	(2.6)	(2.9)
Impairment of customer relationships	5.8	0.0	0.0
Remeasurement of indemnification assets	7.0	5.0	17.8
Adjustments For Exceptional Items	48.7	45.3	20.6
Fortenova Group Integration Costs	€ 9.5	€ 3.5	€ 0.0